Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.0%
Ambev SA	18,711,777	$55,868,979
Americanas SA	2,562,332	10,836,892
Atacadao SA	1,978,744	8,056,453
B3 SA - Brasil, Bolsa, Balcao	24,312,448	65,327,027
Banco Bradesco SA	6,349,105	22,550,607
Banco BTG Pactual SA	4,732,270	25,231,870
Banco do Brasil SA	3,412,470	26,294,232
Banco Inter SA	1,367,918	3,623,757
Banco Santander Brasil SA	1,457,738	10,290,709
BB Seguridade Participacoes SA	2,797,891	15,824,623
BRF SA(a)	2,362,793	7,780,604
CCR SA	4,750,713	13,334,844
Centrais Eletricas Brasileiras SA	1,488,421	13,197,559
Cia. de Saneamento Basico do Estado de Sao Paulo	1,376,704	13,261,409
Cia. Siderurgica Nacional SA	2,787,920	12,811,685
Cosan SA	4,886,475	22,218,961
CPFL Energia SA	919,660	6,521,245
Energisa SA	766,791	7,166,859
Engie Brasil Energia SA	810,069	7,482,726
Equatorial Energia SA	4,075,342	20,391,502
Hapvida Participacoes e Investimentos SA(b)	18,367,901	25,971,804
Hypera SA	1,697,576	13,855,503
JBS SA	3,335,770	24,987,304
Klabin SA	3,042,391	14,301,168
Localiza Rent a Car SA	2,432,364	29,438,844
Lojas Renner SA	3,958,410	22,155,202
Magazine Luiza SA	11,967,683	9,367,557
Natura & Co. Holding SA	3,514,752	12,180,401
Petro Rio SA(a)	2,897,214	17,063,055
Petroleo Brasileiro SA	15,020,568	105,119,166
Raia Drogasil SA	4,234,989	18,401,179
Rede D’Or Sao Luiz SA(b)	1,563,536	11,784,381
Rumo SA	5,080,000	18,898,149
Suzano SA	2,995,308	33,718,525
Telefonica Brasil SA	2,022,734	21,727,403
Tim SA	3,429,849	10,392,279
TOTVS SA	2,105,520	12,568,748
Ultrapar Participacoes SA	2,890,547	8,739,973
Vale SA	16,011,332	290,441,328
Vibra Energia SA	4,708,741	19,260,802
WEG SA	6,725,543	35,902,205
		1,124,347,519
Chile — 0.4%
Banco de Chile	201,030,170	20,924,728
Banco de Credito e Inversiones SA	217,866	8,093,307
Banco Santander Chile	267,419,008	13,375,333
Cencosud SA	6,017,831	9,646,297
Cia. Cervecerias Unidas SA	530,937	3,789,967
Cia. Sud Americana de Vapores SA	61,440,664	8,428,484
Empresas CMPC SA	4,438,944	7,673,699
Empresas COPEC SA	1,567,597	12,445,928
Enel Americas SA	86,220,540	9,333,502
Enel Chile SA	102,066,583	2,615,694
Falabella SA	2,954,284	8,650,569
		104,977,508
China — 30.7%
360 DigiTech Inc.	357,419	5,622,201
Security	Shares	Value

China (continued)
360 Security Technology Inc., Class A(a)	2,393,906	$2,960,282
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	653,988	2,112,274
3SBio Inc.(a)(b)	6,085,500	4,521,162
AAC Technologies Holdings Inc.(c)	2,944,500	6,404,230
Advanced Micro-Fabrication Equipment Inc., Class A(a)	166,029	2,866,244
AECC Aviation Power Co. Ltd., Class A	703,673	4,156,607
Agricultural Bank of China Ltd., Class A	22,035,400	9,997,493
Agricultural Bank of China Ltd., Class H	113,786,000	43,329,596
Aier Eye Hospital Group Co. Ltd., Class A	1,365,459	7,572,349
Air China Ltd., Class A(a)	2,500,893	3,628,902
Air China Ltd., Class H(a)	5,828,000	4,251,774
Alibaba Group Holding Ltd.(a)	60,685,556	728,847,293
Alibaba Health Information Technology Ltd.(a)(c)	18,910,000	9,632,205
A-Living Smart City Services Co. Ltd., Class A(b)	2,524,250	4,024,345
Aluminum Corp. of China Ltd., Class A(a)	4,295,700	3,291,624
Aluminum Corp. of China Ltd., Class H(a)	14,876,000	6,632,462
Anhui Conch Cement Co. Ltd., Class A	1,156,986	6,369,804
Anhui Conch Cement Co. Ltd., Class H	4,806,000	24,342,708
Anhui Gujing Distillery Co. Ltd., Class A	112,485	3,832,531
Anhui Gujing Distillery Co. Ltd., Class B	434,100	6,362,967
Anhui Kouzi Distillery Co. Ltd., Class A	184,352	1,454,607
Anjoy Foods Group Co. Ltd., Class A	87,400	1,714,816
ANTA Sports Products Ltd.	4,877,602	55,309,952
Asymchem Laboratories Tianjin Co. Ltd., Class A	71,200	2,785,073
Autobio Diagnostics Co. Ltd., Class A	200,399	1,273,085
Autohome Inc., ADR	303,356	11,023,957
Avary Holding Shenzhen Co. Ltd., Class A	446,300	2,021,525
AVIC Electromechanical Systems Co. Ltd., Class A	1,238,400	2,135,988
AVIC Industry-Finance Holdings Co. Ltd., Class A	3,658,589	1,839,349
AviChina Industry & Technology Co. Ltd., Class H	10,445,000	6,012,780
AVICOPTER PLC, Class A	215,053	1,240,011
Baidu Inc., ADR(a)(c)	1,116,310	156,674,108
Bank of Beijing Co. Ltd., Class A	5,930,206	3,924,655
Bank of Chengdu Co. Ltd., Class A	1,245,695	2,850,810
Bank of China Ltd., Class A	10,520,100	5,025,944
Bank of China Ltd., Class H	314,559,000	125,751,647
Bank of Communications Co. Ltd., Class A	10,754,773	7,904,508
Bank of Communications Co. Ltd., Class H	33,657,600	22,923,051
Bank of Hangzhou Co. Ltd., Class A	1,757,745	3,582,315
Bank of Jiangsu Co. Ltd., Class A	4,137,910	3,975,646
Bank of Nanjing Co. Ltd., Class A	2,782,746	4,501,426
Bank of Ningbo Co. Ltd., Class A	1,759,979	8,617,161
Bank of Shanghai Co. Ltd., Class A	4,312,342	4,138,432
Baoshan Iron & Steel Co. Ltd., Class A	5,882,173	5,620,409
BeiGene Ltd., ADR(a)(c)	188,418	25,854,718
Beijing Capital International Airport Co. Ltd., Class H(a)	8,048,000	4,714,962
Beijing Enlight Media Co. Ltd., Class A	1,190,795	1,381,191
Beijing Enterprises Holdings Ltd.	2,168,500	7,591,668
Beijing Enterprises Water Group Ltd.	18,278,000	6,055,529
Beijing Kingsoft Office Software Inc., Class A	119,281	3,649,392
Beijing New Building Materials PLC, Class A	515,313	2,226,395
Beijing Roborock Technology Co. Ltd., Class A	23,200	2,212,642
Beijing Shiji Information Technology Co. Ltd., Class A	379,062	1,162,153
Beijing Shunxin Agriculture Co. Ltd., Class A	296,700	1,036,356
Beijing Sinnet Technology Co. Ltd., Class A	749,786	1,094,926

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Beijing Tiantan Biological Products Corp. Ltd., Class A	482,245	$1,626,141
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	155,693	2,971,123
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	10,423,400	7,591,845
Betta Pharmaceuticals Co. Ltd., Class A	173,096	1,212,685
BGI Genomics Co. Ltd., Class A	163,400	1,608,731
Bilibili Inc., ADR(a)(c)	734,414	16,414,153
BOE Technology Group Co. Ltd., Class A	10,033,200	5,683,458
Bosideng International Holdings Ltd.	13,716,000	7,299,086
BYD Co. Ltd., Class A	450,612	19,901,476
BYD Co. Ltd., Class H	3,291,000	116,966,498
BYD Electronic International Co. Ltd.(c)	2,744,000	6,089,919
Caitong Securities Co. Ltd., Class A	2,475,574	2,662,963
CanSino Biologics Inc., Class H(a)(b)(c)	350,200	3,526,853
CGN Power Co. Ltd., Class H(b)	44,460,000	11,662,665
Changchun High & New Technology Industry Group Inc., Class A	108,094	2,681,499
Changjiang Securities Co. Ltd., Class A	3,592,335	3,054,238
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	98,300	2,217,122
Chaozhou Three-Circle Group Co. Ltd., Class A	641,030	2,836,204
China Cinda Asset Management Co. Ltd., Class H	36,384,000	6,166,293
China CITIC Bank Corp. Ltd., Class H	35,503,800	17,184,636
China Coal Energy Co. Ltd., Class H	8,759,000	8,015,526
China Communications Services Corp. Ltd., Class H	10,446,000	4,891,734
China Conch Venture Holdings Ltd.	6,649,000	17,295,985
China Construction Bank Corp., Class A	3,002,068	2,687,734
China Construction Bank Corp., Class H	383,340,760	284,176,545
China CSSC Holdings Ltd., Class A	1,331,500	3,699,756
China Eastern Airlines Corp. Ltd., Class A(a)	3,407,097	2,454,450
China Energy Engineering Corp. Ltd.(a)	9,080,652	3,163,006
China Everbright Bank Co. Ltd., Class A	11,926,203	5,568,809
China Everbright Bank Co. Ltd., Class H	10,180,000	3,343,455
China Everbright Environment Group Ltd.	15,426,813	9,274,046
China Evergrande Group(c)(d)	13,878,388	2,564,386
China Feihe Ltd.(b)	14,366,000	14,499,316
China Galaxy Securities Co. Ltd., Class A	1,819,500	2,405,074
China Galaxy Securities Co. Ltd., Class H	13,100,000	7,221,759
China Gas Holdings Ltd.	12,131,000	18,074,533
China Greatwall Technology Group Co. Ltd., Class A	1,198,673	1,818,086
China Hongqiao Group Ltd.	9,575,000	11,867,455
China International Capital Corp. Ltd., Class H(b)	6,699,200	12,755,907
China Jinmao Holdings Group Ltd.	22,838,000	6,171,469
China Jushi Co. Ltd., Class A	1,278,240	3,120,707
China Lesso Group Holdings Ltd.	4,686,000	6,016,777
China Life Insurance Co. Ltd., Class A	1,116,612	4,147,681
China Life Insurance Co. Ltd., Class H	28,922,000	44,370,514
China Literature Ltd.(a)(b)	1,652,400	7,254,094
China Longyuan Power Group Corp. Ltd., Class H	13,540,000	28,832,280
China Medical System Holdings Ltd.	5,688,000	8,404,984
China Meidong Auto Holdings Ltd.	2,372,000	8,511,248
China Mengniu Dairy Co. Ltd.	12,765,000	65,356,776
China Merchants Bank Co. Ltd., Class A	5,123,589	30,351,490
China Merchants Bank Co. Ltd., Class H	15,468,967	97,840,842
China Merchants Port Holdings Co. Ltd.	5,584,000	10,595,945
China Merchants Securities Co. Ltd., Class A	2,128,179	4,103,513
Security	Shares	Value

China (continued)
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,004,990	$3,745,397
China Minsheng Banking Corp. Ltd., Class A	10,778,755	6,151,001
China Minsheng Banking Corp. Ltd., Class H	20,775,548	8,046,395
China Molybdenum Co. Ltd., Class A	6,017,798	4,277,466
China Molybdenum Co. Ltd., Class H	12,522,000	6,127,107
China National Building Material Co. Ltd., Class H	15,806,000	19,937,261
China National Chemical Engineering Co. Ltd., Class A	1,936,367	2,725,011
China National Nuclear Power Co. Ltd., Class A	4,955,000	5,378,195
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	972,954	5,058,821
China Oilfield Services Ltd., Class H	7,682,000	9,045,047
China Overseas Land & Investment Ltd.	15,419,460	44,745,653
China Overseas Property Holdings Ltd.	5,255,000	6,110,158
China Pacific Insurance Group Co. Ltd., Class A	1,969,307	6,251,200
China Pacific Insurance Group Co. Ltd., Class H	10,133,400	23,640,855
China Petroleum & Chemical Corp., Class A	9,275,189	6,157,850
China Petroleum & Chemical Corp., Class H	100,962,800	48,357,414
China Power International Development Ltd.	22,413,000	11,377,185
China Railway Group Ltd., Class A	5,954,500	5,854,001
China Railway Group Ltd., Class H	16,425,000	11,352,274
China Resources Beer Holdings Co. Ltd.	6,488,000	40,437,557
China Resources Cement Holdings Ltd.	10,150,000	8,023,133
China Resources Gas Group Ltd.	3,726,000	15,589,274
China Resources Land Ltd.	12,869,333	57,277,749
China Resources Mixc Lifestyle Services Ltd.(b)	2,738,000	13,494,448
China Resources Power Holdings Co. Ltd.	7,828,999	16,100,429
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	363,199	2,387,413
China Ruyi Holdings Ltd.(a)(c)	18,744,000	5,353,649
China Shenhua Energy Co. Ltd., Class A	1,808,139	9,181,777
China Shenhua Energy Co. Ltd., Class H	13,535,500	45,203,463
China Southern Airlines Co. Ltd., Class A(a)	3,737,000	3,630,060
China Southern Airlines Co. Ltd., Class H(a)(c)	6,338,000	3,497,614
China State Construction Engineering Corp. Ltd., Class A	10,923,271	9,008,311
China State Construction International Holdings Ltd.	8,702,000	10,227,384
China Suntien Green Energy Corp. Ltd., Class H	7,808,000	4,549,355
China Taiping Insurance Holdings Co. Ltd.	5,818,260	6,681,465
China Three Gorges Renewables Group Co. Ltd., Class A	7,319,825	6,793,371
China Tourism Group Duty Free Corp. Ltd., Class A	477,632	12,566,344
China Tower Corp. Ltd., Class H(b)	175,270,000	20,536,265
China Traditional Chinese Medicine Holdings Co. Ltd.	11,594,000	6,120,424
China United Network Communications Ltd., Class A	9,729,500	5,065,905
China Vanke Co. Ltd., Class A	2,652,234	7,066,847
China Vanke Co. Ltd., Class H	6,428,231	14,203,615
China Yangtze Power Co. Ltd., Class A	5,667,515	20,362,180
China Zhenhua Group Science & Technology Co. Ltd., Class A	191,600	3,421,957
China Zheshang Bank Co. Ltd., Class A	6,188,100	3,010,441
Chinasoft International Ltd.	11,440,000	10,513,398
Chongqing Brewery Co. Ltd., Class A(a)	133,800	2,596,531
Chongqing Changan Automobile Co. Ltd., Class A	1,680,621	3,503,828

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Chongqing Zhifei Biological Products Co. Ltd., Class A	401,076	$5,242,701
CIFI Ever Sunshine Services Group Ltd.	3,186,000	3,691,476
CIFI Holdings Group Co. Ltd.(c)	15,513,300	6,728,495
CITIC Ltd.	23,503,000	26,358,771
CITIC Securities Co. Ltd., Class A	3,437,718	10,164,926
CITIC Securities Co. Ltd., Class H	8,024,100	17,366,966
Contemporary Amperex Technology Co. Ltd., Class A	570,230	34,719,042
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	3,238,764	7,405,762
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	12,662,349	22,404,916
COSCO SHIPPING Ports Ltd.	7,826,000	5,901,064
Country Garden Holdings Co. Ltd.	32,000,939	20,008,877
Country Garden Services Holdings Co. Ltd.	8,065,000	31,890,819
CRRC Corp. Ltd., Class A	7,383,400	5,590,887
CRRC Corp. Ltd., Class H	16,191,000	6,494,580
CSC Financial Co. Ltd., Class A	1,273,833	4,270,920
CSPC Pharmaceutical Group Ltd.	36,192,479	38,670,750
Dali Foods Group Co. Ltd.(b)	9,120,000	4,593,117
Daqin Railway Co. Ltd., Class A	4,014,300	4,029,256
Daqo New Energy Corp., ADR(a)	238,063	11,641,281
DHC Software Co. Ltd., Class A	2,134,698	1,888,075
Dongfeng Motor Group Co. Ltd., Class H	11,570,000	9,086,474
Dongxing Securities Co. Ltd., Class A	1,770,397	2,165,111
Dongyue Group Ltd.	6,141,000	7,792,585
East Money Information Co. Ltd., Class A	3,350,699	11,322,302
Ecovacs Robotics Co. Ltd., Class A	131,353	2,292,058
ENN Energy Holdings Ltd.	3,179,200	48,641,860
Eve Energy Co. Ltd., Class A	501,753	6,017,483
Everbright Securities Co. Ltd., Class A	1,221,583	2,110,914
Fangda Carbon New Material Co. Ltd., Class A	1,352,734	1,425,577
Far East Horizon Ltd.	6,292,000	5,573,944
Fiberhome Telecommunication Technologies Co. Ltd., Class A	810,981	1,713,714
First Capital Securities Co. Ltd., Class A	2,179,000	1,828,616
Flat Glass Group Co. Ltd., Class A	487,700	3,201,314
Flat Glass Group Co. Ltd., Class H(c)	1,666,000	6,925,271
Focus Media Information Technology Co. Ltd., Class A	3,976,878	3,811,501
Foshan Haitian Flavouring & Food Co. Ltd., Class A	954,740	10,924,020
Fosun International Ltd.	10,324,500	10,468,481
Founder Securities Co. Ltd., Class A	3,778,387	3,539,370
Foxconn Industrial Internet Co. Ltd., Class A	2,692,997	3,789,610
Fuyao Glass Industry Group Co. Ltd., Class A	558,672	3,344,502
Fuyao Glass Industry Group Co. Ltd., Class H(b)	2,432,000	11,763,061
Ganfeng Lithium Co. Ltd., Class A	307,081	5,453,401
Ganfeng Lithium Co. Ltd., Class H(b)	1,038,600	13,312,306
GCL System Integration Technology Co. Ltd., Class A(a)	2,176,200	1,051,319
GDS Holdings Ltd., ADR(a)(c)	433,200	12,125,268
Geely Automobile Holdings Ltd.	24,089,000	45,977,890
GEM Co. Ltd., Class A	1,857,600	2,042,606
Gemdale Corp., Class A	1,331,330	2,364,975
Genscript Biotech Corp.(a)	4,730,000	13,996,766
GF Securities Co. Ltd., Class A	1,928,794	4,926,333
GF Securities Co. Ltd., Class H	3,900,000	5,151,716
Gigadevice Semiconductor Beijing Inc., Class A	183,094	3,922,424
Ginlong Technologies Co. Ltd., Class A	112,200	2,834,484
GoerTek Inc., Class A	926,900	5,631,887
Security	Shares	Value

China (continued)
Gotion High-tech Co. Ltd., Class A(a)	502,223	$2,764,388
Great Wall Motor Co. Ltd., Class A	672,600	3,336,853
Great Wall Motor Co. Ltd., Class H	12,135,000	21,810,699
Gree Electric Appliances Inc. of Zhuhai, Class A	819,200	3,936,188
Greenland Holdings Corp. Ltd., Class A	2,523,528	1,447,853
Greentown China Holdings Ltd.	3,648,000	6,316,035
Greentown Service Group Co. Ltd.	5,942,000	5,976,669
Guangdong Haid Group Co. Ltd., Class A	457,527	4,095,065
Guangdong Investment Ltd.	11,982,110	15,108,092
Guanghui Energy Co. Ltd., Class A(a)	1,575,700	2,490,246
Guangzhou Automobile Group Co. Ltd., Class A	1,178,400	2,644,361
Guangzhou Automobile Group Co. Ltd., Class H	11,775,838	11,137,093
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	686,596	3,181,932
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	150,084	1,704,586
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	189,991	1,992,088
Guangzhou Tinci Materials Technology Co. Ltd., Class A	358,000	2,030,715
Guosen Securities Co. Ltd., Class A	2,453,851	3,348,081
Guotai Junan Securities Co. Ltd., Class A	2,453,340	5,310,841
Haidilao International Holding Ltd.(b)(c)	4,479,000	8,884,013
Haier Smart Home Co. Ltd., Class A	1,784,841	6,771,146
Haier Smart Home Co. Ltd., Class H	9,000,800	32,000,842
Haitian International Holdings Ltd.	2,752,000	7,059,293
Haitong Securities Co. Ltd., Class A	2,498,300	3,409,497
Haitong Securities Co. Ltd., Class H	9,479,200	6,713,364
Hangzhou First Applied Material Co. Ltd., Class A	366,380	4,328,026
Hangzhou Robam Appliances Co. Ltd., Class A	366,364	1,672,908
Hangzhou Silan Microelectronics Co. Ltd., Class A	387,900	2,606,412
Hangzhou Tigermed Consulting Co. Ltd., Class A	158,100	2,030,035
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	430,500	4,150,514
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,786,000	8,609,355
Henan Shuanghui Investment & Development Co. Ltd., Class A	963,200	4,081,605
Hengan International Group Co. Ltd.	2,623,500	12,990,084
Hengli Petrochemical Co. Ltd., Class A	1,567,091	5,517,448
Hengyi Petrochemical Co. Ltd., Class A	1,702,029	2,715,128
Hithink RoyalFlush Information Network Co. Ltd., Class A	168,700	2,149,701
Hopson Development Holdings Ltd.(c)	2,962,700	4,826,346
Hoshine Silicon Industry Co. Ltd., Class A	149,700	2,079,340
Hua Hong Semiconductor Ltd.(a)(b)	2,365,000	8,984,844
Huabao International Holdings Ltd.	110,000	59,156
Huadong Medicine Co. Ltd., Class A	524,905	3,039,696
Huafon Chemical Co. Ltd., Class A	1,753,300	2,165,648
Hualan Biological Engineering Inc., Class A	561,683	1,572,451
Huaneng Power International Inc., Class A	2,199,500	2,434,919
Huaneng Power International Inc., Class H	15,982,000	8,112,678
Huatai Securities Co. Ltd., Class A	2,806,809	5,586,240
Huatai Securities Co. Ltd., Class H(b)	5,132,200	7,182,905
Huaxia Bank Co. Ltd., Class A	4,002,880	3,188,524
Huaxin Cement Co. Ltd., Class A	503,606	1,493,337
Huayu Automotive Systems Co. Ltd., Class A	919,068	3,029,177
Huazhu Group Ltd., ADR	777,567	25,270,927
Huizhou Desay Sv Automotive Co. Ltd., Class A	158,300	3,001,522
Hundsun Technologies Inc., Class A	459,544	2,751,964
Hutchmed China Ltd., ADR(a)	356,733	3,752,831

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	1,414,200	$7,850,513
Iflytek Co. Ltd., Class A	656,519	3,566,272
Imeik Technology Development Co. Ltd., Class A	48,100	3,882,541
Industrial & Commercial Bank of China Ltd., Class A	15,999,562	11,165,844
Industrial & Commercial Bank of China Ltd., Class H	224,041,085	134,160,359
Industrial Bank Co. Ltd., Class A	5,145,322	15,116,961
Industrial Securities Co. Ltd., Class A	2,424,551	2,241,989
Ingenic Semiconductor Co. Ltd., Class A	138,100	1,920,325
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	12,829,700	3,849,089
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,570,900	1,663,606
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,695,570	9,631,295
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,239,700	7,059,100
Innovent Biologics Inc.(a)(b)	4,119,000	12,756,764
Inspur Electronic Information Industry Co. Ltd., Class A	666,790	2,455,171
Intco Medical Technology Co. Ltd., Class A	173,726	715,160
iQIYI Inc., ADR(a)(c)	1,355,068	5,555,779
JA Solar Technology Co. Ltd., Class A	421,500	5,889,380
Jafron Biomedical Co. Ltd., Class A	251,856	1,655,793
JCET Group Co. Ltd., Class A	643,800	2,325,976
JD Health International Inc.(a)(b)(c)	4,463,800	28,333,054
JD.com Inc., Class A(c)	8,026,604	225,470,205
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,126,600	2,625,872
Jiangsu Expressway Co. Ltd., Class H	5,300,000	5,469,963
Jiangsu Hengli Hydraulic Co. Ltd., Class A	381,788	3,044,752
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,610,141	7,288,958
Jiangsu King’s Luck Brewery JSC Ltd., Class A	380,486	2,614,992
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	380,350	9,374,779
Jiangxi Copper Co. Ltd., Class A	972,300	2,621,832
Jiangxi Copper Co. Ltd., Class H	4,249,000	6,876,474
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,167,424	1,086,062
Jinke Properties Group Co. Ltd., Class A	1,851,482	868,852
Jinxin Fertility Group Ltd.(a)(b)(c)	6,134,500	4,812,633
JiuGui Liquor Co. Ltd., Class A	97,800	2,293,364
Jiumaojiu International Holdings Ltd.(b)(c)	2,994,000	7,017,706
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	311,025	1,213,844
JOYY Inc., ADR	223,229	9,462,677
Juewei Food Co. Ltd., Class A	213,114	1,646,658
Kanzhun Ltd., ADR(a)	345,994	6,995,999
KE Holdings Inc., ADR(a)	1,253,106	16,791,620
Kingboard Holdings Ltd.	2,815,500	13,470,472
Kingdee International Software Group Co. Ltd.(a)	10,574,000	20,823,117
Kingfa Sci & Tech Co. Ltd., Class A	1,037,400	1,386,544
Kingsoft Corp. Ltd.	3,898,800	13,052,449
Kuaishou Technology(a)(b)	6,972,700	67,511,101
Kunlun Energy Co. Ltd.	16,012,000	13,723,595
Kweichow Moutai Co. Ltd., Class A	302,887	81,637,297
LB Group Co. Ltd., Class A	750,500	2,129,042
Legend Biotech Corp., ADR(a)	190,706	8,064,957
Lenovo Group Ltd.(c)	29,214,000	28,784,796
Lens Technology Co. Ltd., Class A	1,439,900	2,270,763
Lepu Medical Technology Beijing Co. Ltd., Class A	665,535	1,759,267
Li Auto Inc., ADR(a)	2,193,209	54,983,750
Security	Shares	Value

China (continued)
Li Ning Co. Ltd.	9,498,500	$74,108,943
Lingyi iTech Guangdong Co., Class A(a)	3,042,080	2,167,885
Logan Group Co. Ltd.(c)(d)	5,425,000	1,431,743
Longfor Group Holdings Ltd.(b)	7,301,500	36,333,753
LONGi Green Energy Technology Co. Ltd., Class A	1,335,737	15,734,152
Lufax Holding Ltd., ADR	3,354,262	21,098,308
Luxshare Precision Industry Co. Ltd., Class A	1,795,446	9,073,267
Luzhou Laojiao Co. Ltd., Class A	364,739	11,692,434
Mango Excellent Media Co. Ltd., Class A	502,500	2,718,862
Maxscend Microelectronics Co. Ltd., Class A	93,840	2,718,715
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	1,513,680	1,157,765
Meituan, Class B(a)(b)	16,377,000	384,287,972
Metallurgical Corp. of China Ltd., Class A	5,506,890	2,907,130
Microport Scientific Corp.(c)	2,657,400	5,263,097
Ming Yang Smart Energy Group Ltd., Class A	620,200	2,355,122
Ming Yuan Cloud Group Holdings Ltd.(c)	2,792,000	3,446,102
Minth Group Ltd.	3,076,000	7,965,240
MMG Ltd.(a)	13,096,000	5,549,707
Montage Technology Co. Ltd., Class A	317,600	3,053,092
Muyuan Foods Co. Ltd., Class A	1,311,639	10,039,435
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	432,026	1,783,644
Nanjing Securities Co. Ltd., Class A	1,944,600	2,209,020
NARI Technology Co. Ltd., Class A	1,506,538	7,707,715
National Silicon Industry Group Co. Ltd., Class A(a)	672,600	2,243,299
NAURA Technology Group Co. Ltd., Class A	136,400	5,491,805
NavInfo Co. Ltd., Class A(a)	838,100	1,648,544
NetEase Inc.	8,306,450	173,720,406
New China Life Insurance Co. Ltd., Class A	823,092	3,466,936
New China Life Insurance Co. Ltd., Class H	2,825,600	7,393,029
New Hope Liuhe Co. Ltd., Class A(a)	1,315,597	2,808,052
New Oriental Education & Technology Group Inc., ADR(a)	609,520	7,960,331
Ninestar Corp., Class A	543,738	3,561,270
Ningbo Joyson Electronic Corp., Class A	460,600	837,236
Ningbo Tuopu Group Co. Ltd., Class A	340,700	2,981,501
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,779,700	4,136,330
NIO Inc., ADR(a)(c)	5,258,714	91,449,036
Nongfu Spring Co. Ltd., Class H(b)(c)	7,128,000	39,686,123
OFILM Group Co. Ltd., Class A(a)	1,289,265	1,103,576
Oppein Home Group Inc., Class A	167,900	3,008,182
Orient Securities Co. Ltd., Class A	2,252,634	3,138,955
Ovctek China Inc., Class A	252,000	1,733,344
People’s Insurance Co. Group of China Ltd. (The), Class A	4,391,400	3,074,016
People’s Insurance Co. Group of China Ltd. (The), Class H	27,350,000	8,604,254
Perfect World Co. Ltd., Class A	606,200	1,233,504
PetroChina Co. Ltd., Class A	5,465,100	4,574,719
PetroChina Co. Ltd., Class H	85,260,000	44,897,715
Pharmaron Beijing Co. Ltd., Class A	194,700	3,473,592
Pharmaron Beijing Co. Ltd., Class H(b)	509,600	6,145,781
PICC Property & Casualty Co. Ltd., Class H	27,777,192	26,898,242
Pinduoduo Inc., ADR(a)	1,752,741	88,250,509
Ping An Bank Co. Ltd., Class A	4,809,367	10,169,402
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	2,029,700	5,458,048
Ping An Insurance Group Co. of China Ltd., Class A	2,846,184	18,797,099

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	25,344,000	$162,273,257
Poly Developments and Holdings Group Co. Ltd., Class A	3,071,084	7,116,278
Pop Mart International Group Ltd.(b)	2,235,600	8,617,966
Postal Savings Bank of China Co. Ltd., Class A	7,201,700	5,665,453
Postal Savings Bank of China Co. Ltd., Class H(b)	31,594,000	23,465,760
Power Construction Corp. of China Ltd., Class A	4,045,000	4,717,526
RLX Technology Inc., ADR(a)(c)	1,943,463	3,848,057
Rongsheng Petrochemical Co. Ltd., Class A	2,691,458	6,420,028
SAIC Motor Corp. Ltd., Class A	2,066,806	5,310,434
Sangfor Technologies Inc., Class A	117,700	1,660,678
Sany Heavy Equipment International Holdings Co. Ltd.	4,974,000	5,005,830
Sany Heavy Industry Co. Ltd., Class A	2,217,252	5,610,232
Satellite Chemical Co. Ltd., Class A	578,000	3,402,595
SDIC Capital Co. Ltd., Class A	2,779,768	2,553,905
SDIC Power Holdings Co. Ltd., Class A	2,378,890	3,680,490
Seazen Group Ltd.(c)	7,710,000	3,266,465
Seazen Holdings Co. Ltd., Class A	627,773	2,279,114
SF Holding Co. Ltd., Class A	1,219,335	9,456,035
SG Micro Corp., Class A	69,324	2,981,186
Shaanxi Coal Industry Co. Ltd., Class A	2,700,076	7,672,900
Shandong Gold Mining Co. Ltd., Class A	1,383,136	3,787,809
Shandong Gold Mining Co. Ltd., Class H(b)	2,620,500	4,638,709
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	671,080	2,991,773
Shandong Linglong Tyre Co. Ltd., Class A	470,700	1,497,235
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	10,142,800	11,251,910
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	224,580	1,188,927
Shanghai Baosight Software Co. Ltd., Class A	369,739	2,881,840
Shanghai Baosight Software Co. Ltd., Class B	1,786,993	6,982,007
Shanghai Construction Group Co. Ltd., Class A	3,398,452	1,595,146
Shanghai Electric Group Co. Ltd., Class A	4,969,700	3,023,569
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	567,800	3,721,572
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,918,000	8,071,501
Shanghai International Airport Co. Ltd., Class A(a)	301,798	2,272,891
Shanghai International Port Group Co. Ltd., Class A	3,074,699	2,871,859
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	96,663	1,223,293
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	5,273,706	4,898,846
Shanghai M&G Stationery Inc., Class A	295,937	2,291,009
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	831,300	2,238,256
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,045,200	4,958,123
Shanghai Pudong Development Bank Co. Ltd., Class A	7,523,422	8,941,174
Shanghai Putailai New Energy Technology Co. Ltd., Class A	201,100	3,863,777
Shanghai RAAS Blood Products Co. Ltd., Class A	2,925,100	2,465,182
Shanxi Meijin Energy Co. Ltd., Class A(a)	1,262,600	2,182,489
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	304,800	12,388,252
Shengyi Technology Co. Ltd., Class A	807,900	1,962,268
Security	Shares	Value

China (continued)
Shennan Circuits Co. Ltd., Class A	156,040	$2,147,041
Shenwan Hongyuan Group Co. Ltd., Class A	6,807,270	4,121,792
Shenzhen Goodix Technology Co. Ltd., Class A	153,000	1,318,910
Shenzhen Inovance Technology Co. Ltd., Class A	727,397	6,647,011
Shenzhen International Holdings Ltd.	5,179,000	4,986,954
Shenzhen Kangtai Biological Products Co. Ltd., Class A	192,147	1,793,120
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	299,432	13,521,380
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,559,000	2,190,591
Shenzhen Transsion Holding Co. Ltd., Class A	206,401	2,709,014
Shenzhou International Group Holdings Ltd.	3,318,100	45,553,644
Shimao Group Holdings Ltd.(c)(d)	4,704,500	2,345,901
Shimao Services Holdings Ltd.(b)(d)	4,008,000	1,915,614
Sichuan Chuantou Energy Co. Ltd., Class A	1,442,360	2,598,383
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	904,678	2,408,858
Sichuan Swellfun Co. Ltd., Class A	148,293	1,676,662
Sino Biopharmaceutical Ltd.	41,709,750	23,384,158
Sinoma Science & Technology Co. Ltd., Class A	571,500	1,922,400
Sinopharm Group Co. Ltd., Class H	5,466,400	13,520,772
Sinotruk Hong Kong Ltd.	2,865,500	4,064,053
Skshu Paint Co. Ltd., Class A	119,440	1,661,979
Smoore International Holdings Ltd.(b)(c)	7,224,000	17,668,174
Songcheng Performance Development Co. Ltd., Class A	919,118	1,756,862
StarPower Semiconductor Ltd., Class A	48,500	2,755,391
Sunac China Holdings Ltd.(d)	12,385,000	6,399,332
Sungrow Power Supply Co. Ltd., Class A	374,900	4,478,197
Sunny Optical Technology Group Co. Ltd.	2,860,800	45,148,399
Sunwoda Electronic Co. Ltd., Class A	519,500	2,076,634
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	634,600	1,785,912
Suzhou Maxwell Technologies Co. Ltd., Class A	52,600	2,958,850
TAL Education Group, ADR(a)(c)	1,702,548	6,980,447
TBEA Co. Ltd., Class A	1,103,800	3,707,709
TCL Technology Group Corp., Class A	4,269,455	2,897,194
Tencent Holdings Ltd.	24,953,700	1,140,842,324
Tencent Music Entertainment Group, ADR(a)(c)	2,803,985	11,720,657
Thunder Software Technology Co. Ltd., Class A	130,587	2,143,499
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	868,093	5,644,489
Tianma Microelectronics Co. Ltd., Class A	2,210,123	3,116,435
Tingyi Cayman Islands Holding Corp.	8,192,000	14,481,791
Tongcheng Travel Holdings Ltd.(a)	5,048,400	9,678,988
Tongkun Group Co. Ltd., Class A	840,200	2,147,758
Tongwei Co. Ltd., Class A	1,127,884	7,598,558
Topchoice Medical Corp., Class A(a)	91,900	1,919,925
Topsports International Holdings Ltd.(b)	7,588,000	5,608,215
Transfar Zhilian Co. Ltd., Class A	1,441,298	1,358,349
TravelSky Technology Ltd., Class H	3,922,000	6,379,088
Trina Solar Co. Ltd.	597,119	5,685,071
Trip.com Group Ltd., ADR(a)(c)	2,166,683	47,797,027
Tsingtao Brewery Co. Ltd., Class A	240,900	3,336,623
Tsingtao Brewery Co. Ltd., Class H	2,162,000	18,645,456
Unigroup Guoxin Microelectronics Co. Ltd., Class A	170,314	4,519,899
Uni-President China Holdings Ltd.	5,648,000	4,552,952
Unisplendour Corp. Ltd., Class A	896,854	2,385,876
Vipshop Holdings Ltd., ADR(a)(c)	1,806,877	16,803,956

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Walvax Biotechnology Co. Ltd., Class A	429,847	$2,988,853
Wanhua Chemical Group Co. Ltd., Class A	817,491	10,272,021
Want Want China Holdings Ltd.	19,874,000	19,777,788
Weibo Corp., ADR(a)(c)	274,735	6,044,170
Weichai Power Co. Ltd., Class A	2,127,944	3,843,538
Weichai Power Co. Ltd., Class H	7,419,800	11,443,100
Wens Foodstuffs Group Co. Ltd., Class A(a)	1,798,470	4,864,261
Western Securities Co. Ltd., Class A	2,592,810	2,396,761
Wharf Holdings Ltd. (The)	4,981,000	16,655,138
Will Semiconductor Co. Ltd. Shanghai, Class A	222,500	5,448,858
Wingtech Technology Co. Ltd., Class A	336,500	3,193,562
Winning Health Technology Group Co. Ltd., Class A	876,824	1,105,423
Wuhan Guide Infrared Co. Ltd., Class A	1,303,940	2,264,714
Wuliangye Yibin Co. Ltd., Class A	954,628	24,424,926
WUS Printed Circuit Kunshan Co. Ltd., Class A	704,003	1,657,419
WuXi AppTec Co. Ltd., Class A	696,129	9,907,015
WuXi AppTec Co. Ltd., Class H(b)	1,341,370	16,578,110
Wuxi Biologics Cayman Inc., New(a)(b)	14,357,500	106,168,088
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	263,380	1,900,822
Wuxi Shangji Automation Co. Ltd., Class A	87,200	1,948,207
XCMG Construction Machinery Co. Ltd., Class A	3,152,869	2,496,747
Xiaomi Corp., Class B(a)(b)	60,960,200	94,072,809
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,505,493	2,776,954
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,738,446	4,479,654
Xinyi Solar Holdings Ltd.	19,700,000	34,967,492
XPeng Inc., ADR(a)(c)	1,693,030	39,786,205
Xtep International Holdings Ltd.	5,248,500	7,557,861
Yadea Group Holdings Ltd.(b)	4,948,000	8,032,962
Yankuang Energy Group Co. Ltd., Class A	656,000	3,797,145
Yankuang Energy Group Co. Ltd., Class H	6,178,800	20,297,839
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	317,498	1,905,791
Yealink Network Technology Corp. Ltd., Class A	292,730	3,239,558
Yifeng Pharmacy Chain Co. Ltd., Class A	268,936	1,869,824
Yihai International Holding Ltd.(c)	1,937,000	6,003,747
Yihai Kerry Arawana Holdings Co. Ltd., Class A	388,300	2,635,331
Yonghui Superstores Co. Ltd., Class A	3,071,100	2,015,406
Yonyou Network Technology Co. Ltd., Class A	952,151	2,750,058
YTO Express Group Co. Ltd., Class A	684,000	2,087,196
Yuexiu Property Co. Ltd.	5,811,000	6,310,947
Yum China Holdings Inc.	1,702,650	77,402,469
Yunda Holding Co. Ltd., Class A	943,604	2,557,481
Yunnan Baiyao Group Co. Ltd., Class A	505,921	4,270,012
Yunnan Energy New Material Co. Ltd., Class A	237,500	7,714,756
Zai Lab Ltd., ADR(a)(c)	346,422	10,080,880
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	156,450	7,235,825
Zhaojin Mining Industry Co. Ltd., Class H	4,686,500	4,079,008
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	2,433,898	1,683,029
Zhejiang Chint Electrics Co. Ltd., Class A	610,423	3,337,298
Zhejiang Dahua Technology Co. Ltd., Class A	1,012,484	2,441,624
Zhejiang Expressway Co. Ltd., Class H	6,014,000	5,307,738
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	525,304	1,531,033
Zhejiang Huayou Cobalt Co. Ltd., Class A	331,858	4,672,956
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	394,700	3,260,995
Security	Shares	Value

China (continued)
Zhejiang Longsheng Group Co. Ltd., Class A	1,538,600	$2,454,443
Zhejiang NHU Co. Ltd., Class A	1,019,487	3,168,827
Zhejiang Supor Co. Ltd., Class A	188,382	1,582,850
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	189,147	1,330,859
Zheshang Securities Co. Ltd., Class A	1,401,300	2,023,841
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	2,849,800	9,531,268
Zhongji Innolight Co. Ltd., Class A	314,700	1,514,773
Zhongsheng Group Holdings Ltd.	2,496,500	17,704,905
Zhuzhou CRRC Times Electric Co. Ltd.	2,238,200	9,573,805
Zijin Mining Group Co. Ltd., Class A	5,663,200	8,474,130
Zijin Mining Group Co. Ltd., Class H	22,586,000	30,506,890
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,542,454	2,251,772
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	4,951,000	3,048,699
ZTE Corp., Class A	992,400	3,605,415
ZTE Corp., Class H	3,067,400	6,754,772
ZTO Express Cayman Inc., ADR	1,695,319	45,671,894
		8,620,561,402
Colombia — 0.1%
Bancolombia SA	1,006,612	12,100,704
Ecopetrol SA	19,904,031	16,472,302
Interconexion Electrica SA ESP	1,819,689	11,478,038
		40,051,044
Czech Republic — 0.2%
CEZ AS	666,263	32,463,724
Komercni Banka AS	293,636	9,139,935
Moneta Money Bank AS(b)	1,396,121	4,645,196
		46,248,855
Egypt — 0.1%
Commercial International Bank Egypt SAE	6,666,896	14,789,401
Eastern Co. SAE	4,132,247	2,351,697
Fawry for Banking & Payment Technology Services SAE(a)	1,899,900	418,683
		17,559,781
Greece — 0.3%
Alpha Services and Holdings SA(a)	8,814,384	9,340,642
Eurobank Ergasias Services and Holdings SA, Class A(a)	10,301,354	11,525,820
FF Group(a)(d)	246,892	2,650
Hellenic Telecommunications Organization SA(c)	913,133	17,317,260
JUMBO SA	453,643	7,540,006
Mytilineos SA	399,165	7,113,491
National Bank of Greece SA(a)	2,190,212	8,330,663
OPAP SA	773,579	11,548,953
Public Power Corp. SA(a)	841,206	5,541,652
		78,261,137
Hong Kong — 0.1%
Alibaba Pictures Group Ltd.(a)	51,570,000	4,534,594
Kingboard Laminates Holdings Ltd.	4,110,000	6,893,361
Nine Dragons Paper Holdings Ltd.	6,880,000	6,175,729
Orient Overseas International Ltd.	527,000	16,185,009
Vinda International Holdings Ltd.	1,711,000	4,286,658
		38,075,351
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	1,647,928	11,823,540

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hungary (continued)
OTP Bank Nyrt	880,024	$20,964,182
Richter Gedeon Nyrt	543,933	10,641,224
		43,428,946
India — 12.6%
ACC Ltd.	311,436	8,773,545
Adani Enterprises Ltd.	1,126,651	31,276,833
Adani Green Energy Ltd.(a)	1,319,740	31,967,115
Adani Ports & Special Economic Zone Ltd.	2,025,308	19,201,156
Adani Power Ltd.(a)	3,085,804	12,752,238
Adani Total Gas Ltd.	1,110,131	34,295,261
Adani Transmission Ltd.(a)	1,110,543	29,264,547
Ambuja Cements Ltd.	2,430,638	11,513,652
Apollo Hospitals Enterprise Ltd.	404,619	20,656,217
Asian Paints Ltd.	1,542,845	56,390,531
AU Small Finance Bank Ltd.(a)(b)	314,168	5,063,796
Aurobindo Pharma Ltd.	1,011,593	6,903,707
Avenue Supermarts Ltd.(a)(b)	650,518	33,146,814
Axis Bank Ltd.(a)	9,007,052	79,040,055
Bajaj Auto Ltd.	270,945	13,413,045
Bajaj Finance Ltd.	1,084,199	84,309,966
Bajaj Finserv Ltd.	154,367	25,550,756
Balkrishna Industries Ltd.	324,780	9,720,175
Bandhan Bank Ltd.(b)	2,553,531	10,639,631
Berger Paints India Ltd.	991,597	7,799,022
Bharat Electronics Ltd.	4,944,778	14,907,678
Bharat Forge Ltd.	974,913	8,797,314
Bharat Petroleum Corp. Ltd.	3,391,090	14,209,916
Bharti Airtel Ltd.(a)	8,812,899	79,220,692
Biocon Ltd.(a)	1,656,500	7,101,369
Britannia Industries Ltd.	428,588	20,031,720
Cholamandalam Investment and Finance Co. Ltd.	1,675,868	14,586,346
Cipla Ltd.	1,922,979	24,547,784
Coal India Ltd.	6,127,207	15,234,175
Colgate-Palmolive India Ltd.	483,677	10,107,779
Container Corp. of India Ltd.	1,031,145	8,615,225
Dabur India Ltd.	2,409,857	16,078,451
Divi’s Laboratories Ltd.	535,112	24,665,873
DLF Ltd.	2,495,940	11,031,266
Dr. Reddy’s Laboratories Ltd.	455,345	25,514,602
Eicher Motors Ltd.	542,756	19,344,826
GAIL India Ltd.	6,105,288	11,562,468
Godrej Consumer Products Ltd.(a)	1,597,433	15,772,943
Godrej Properties Ltd.(a)	503,409	9,050,926
Grasim Industries Ltd.	1,093,997	20,009,084
Havells India Ltd.	1,022,352	15,752,757
HCL Technologies Ltd.	4,326,189	57,692,364
HDFC Life Insurance Co. Ltd.(b)	3,732,000	28,682,286
Hero MotoCorp Ltd.	433,521	15,390,688
Hindalco Industries Ltd.	5,510,518	29,965,465
Hindustan Petroleum Corp. Ltd.	2,563,994	7,511,533
Hindustan Unilever Ltd.	3,278,690	98,713,773
Housing Development Finance Corp. Ltd.	6,876,208	202,413,271
ICICI Bank Ltd.	20,528,034	197,692,181
ICICI Lombard General Insurance Co. Ltd.(b)	906,132	14,731,014
ICICI Prudential Life Insurance Co. Ltd.(b)	1,379,799	9,204,200
Indian Oil Corp. Ltd.	7,401,396	11,044,599
Indian Railway Catering & Tourism Corp. Ltd.	1,006,128	8,903,500
Indraprastha Gas Ltd.	1,141,827	5,534,592
Indus Towers Ltd.	2,669,259	6,894,595
Info Edge India Ltd.	287,594	15,358,418
Security	Shares	Value

India (continued)
Infosys Ltd.	13,440,285	$259,356,872
InterGlobe Aviation Ltd.(a)(b)	386,226	9,083,364
ITC Ltd.	11,777,370	40,902,647
Jindal Steel & Power Ltd.	1,628,346	7,925,042
JSW Steel Ltd.	2,984,856	21,147,487
Jubilant Foodworks Ltd.	1,558,873	11,015,713
Kotak Mahindra Bank Ltd.	2,210,967	52,143,531
Larsen & Toubro Infotech Ltd.(b)	209,543	11,424,482
Larsen & Toubro Ltd.	2,728,152	57,769,142
Lupin Ltd.	780,768	6,210,514
Mahindra & Mahindra Ltd.	3,491,588	46,198,620
Marico Ltd.	2,055,023	14,070,327
Maruti Suzuki India Ltd.	482,578	49,175,895
Mindtree Ltd.	266,699	10,429,169
Mphasis Ltd.	342,054	11,384,238
MRF Ltd.	7,584	7,574,336
Muthoot Finance Ltd.	497,931	7,299,856
Nestle India Ltd.	132,557	30,104,173
NTPC Ltd.	15,777,741	31,648,324
Oil & Natural Gas Corp. Ltd.	10,028,599	19,557,719
Page Industries Ltd.	24,689	14,320,547
Petronet LNG Ltd.	2,990,719	8,733,292
PI Industries Ltd.	318,489	11,279,864
Pidilite Industries Ltd.	628,740	18,101,696
Piramal Enterprises Ltd.	484,020	11,754,138
Power Grid Corp. of India Ltd.	12,675,506	37,857,551
Reliance Industries Ltd.	12,162,206	409,725,979
Samvardhana Motherson International Ltd.	4,986,434	8,339,762
SBI Cards & Payment Services Ltd.	919,424	9,200,498
SBI Life Insurance Co. Ltd.(b)	1,795,181	26,954,959
Shree Cement Ltd.	43,705	12,391,027
Shriram Transport Finance Co. Ltd.	764,827	11,515,615
Siemens Ltd.	296,915	9,269,283
SRF Ltd.	609,417	19,214,512
State Bank of India	7,145,267	42,734,520
Sun Pharmaceutical Industries Ltd.	3,794,554	41,966,624
Tata Consultancy Services Ltd.	3,680,004	158,688,207
Tata Consumer Products Ltd.	2,277,663	22,189,715
Tata Elxsi Ltd.	125,651	13,564,457
Tata Motors Ltd.(a)	6,640,561	37,795,664
Tata Power Co. Ltd. (The)	5,840,974	17,589,233
Tata Steel Ltd.	2,954,066	40,122,947
Tech Mahindra Ltd.	2,329,499	35,220,184
Titan Co. Ltd.	1,426,044	40,532,530
Torrent Pharmaceuticals Ltd.	201,957	7,345,320
Trent Ltd.	767,906	11,068,243
UltraTech Cement Ltd.	403,255	31,428,026
United Spirits Ltd.(a)	1,294,737	13,442,574
UPL Ltd.	2,016,017	20,190,532
Vedanta Ltd.	3,177,259	13,155,665
Wipro Ltd.	5,412,687	32,894,378
Yes Bank Ltd.(a)	44,461,044	7,502,050
Zomato Ltd.(a)	6,091,958	5,826,734
		3,533,891,512
Indonesia — 1.9%
Adaro Energy Indonesia Tbk PT	59,868,500	13,436,675
Adaro Minerals Indonesia Tbk PT(a)	32,629,800	4,990,361
Aneka Tambang Tbk	35,223,400	6,040,283
Astra International Tbk PT	80,849,700	40,669,511
Bank Central Asia Tbk PT	219,941,800	116,371,443

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Bank Jago Tbk PT(a)	16,918,900	$10,854,494
Bank Mandiri Persero Tbk PT	74,376,800	43,393,367
Bank Negara Indonesia Persero Tbk PT	30,205,476	18,976,969
Bank Rakyat Indonesia Persero Tbk PT	271,380,208	85,966,742
Barito Pacific Tbk PT	116,993,900	6,691,708
Charoen Pokphand Indonesia Tbk PT	29,263,745	10,840,184
Gudang Garam Tbk PT	1,718,400	3,712,338
Indah Kiat Pulp & Paper Tbk PT	11,286,100	6,381,860
Indocement Tunggal Prakarsa Tbk PT	238,300	158,817
Indofood CBP Sukses Makmur Tbk PT	9,051,300	5,315,851
Indofood Sukses Makmur Tbk PT	16,828,300	7,605,389
Kalbe Farma Tbk PT	85,151,915	9,777,880
Merdeka Copper Gold Tbk PT(a)	52,154,263	19,427,847
Sarana Menara Nusantara Tbk PT	93,859,000	6,434,050
Semen Indonesia Persero Tbk PT	11,755,100	5,876,699
Sumber Alfaria Trijaya Tbk PT	64,375,100	8,035,298
Telkom Indonesia Persero Tbk PT	197,839,100	58,408,354
Tower Bersama Infrastructure Tbk PT	33,431,900	6,746,055
Unilever Indonesia Tbk PT	30,230,800	9,793,562
United Tractors Tbk PT	6,908,053	14,864,499
Vale Indonesia Tbk PT	9,689,000	5,465,471
		526,235,707
Kuwait — 0.8%
Agility Public Warehousing Co. KSC	4,946,419	18,528,184
Boubyan Bank KSCP	5,762,602	15,281,622
Gulf Bank KSCP	6,386,186	6,507,152
Kuwait Finance House KSCP	20,650,905	60,558,678
Mabanee Co. KPSC	2,664,756	7,289,883
Mobile Telecommunications Co. KSCP	8,173,584	16,809,448
National Bank of Kuwait SAKP	28,609,820	96,850,221
		221,825,188
Malaysia — 1.5%
AMMB Holdings Bhd(a)(c)	7,524,575	6,240,585
Axiata Group Bhd	10,859,600	7,960,383
CIMB Group Holdings Bhd	26,616,600	31,250,016
Dialog Group Bhd	14,446,012	7,998,254
DiGi.Com Bhd	12,261,700	9,877,019
Fraser & Neave Holdings Bhd	227,700	1,009,920
Genting Bhd	8,209,400	8,901,450
Genting Malaysia Bhd	11,710,400	8,006,367
HAP Seng Consolidated Bhd	2,635,300	4,995,544
Hartalega Holdings Bhd(c)	6,691,700	6,418,897
Hong Leong Bank Bhd	2,587,600	12,438,288
Hong Leong Financial Group Bhd	1,038,600	4,786,787
IHH Healthcare Bhd	7,230,800	11,051,645
Inari Amertron Bhd	11,260,400	7,195,160
IOI Corp. Bhd	9,902,820	9,725,277
Kuala Lumpur Kepong Bhd	1,783,100	10,409,052
Malayan Banking Bhd	18,808,300	39,060,752
Malaysia Airports Holdings Bhd(a)	2,966,300	4,445,241
Maxis Bhd	9,052,400	7,836,997
MISC Bhd	5,064,300	8,293,030
MR DIY Group M Bhd(b)	6,268,800	4,653,100
Nestle Malaysia Bhd	282,400	8,694,192
Petronas Chemicals Group Bhd	9,838,100	23,036,269
Petronas Dagangan Bhd	1,282,500	6,609,728
Petronas Gas Bhd	3,180,500	12,556,744
PPB Group Bhd	2,694,860	10,229,205
Press Metal Aluminium Holdings Bhd	14,957,100	18,899,612
Security	Shares	Value

Malaysia (continued)
Public Bank Bhd	57,977,550	$62,625,698
QL Resources Bhd	4,714,900	5,524,138
RHB Bank Bhd(c)	5,956,925	8,252,664
Sime Darby Bhd	10,544,173	5,271,867
Sime Darby Plantation Bhd	8,260,473	9,473,307
Telekom Malaysia Bhd	4,725,500	5,785,947
Tenaga Nasional Bhd	9,450,550	19,749,351
Top Glove Corp. Bhd	20,789,600	6,647,354
Westports Holdings Bhd	114,100	89,878
		415,999,718
Mexico — 2.2%
Alfa SAB de CV, Class A	11,486,200	8,824,539
America Movil SAB de CV, Series L, NVS	112,851,900	119,328,678
Arca Continental SAB de CV	1,747,636	11,880,604
Cemex SAB de CV, NVS(a)	60,427,473	28,432,123
Coca-Cola Femsa SAB de CV	2,046,693	12,260,087
Fibra Uno Administracion SA de CV	12,612,400	13,317,023
Fomento Economico Mexicano SAB de CV(c)	7,682,500	57,550,925
Gruma SAB de CV, Class B	835,195	9,924,479
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,464,300	21,983,287
Grupo Aeroportuario del Sureste SAB de CV, Class B	784,380	17,135,956
Grupo Bimbo SAB de CV, Series A	5,589,000	18,379,618
Grupo Carso SAB de CV, Series A1	1,922,841	7,922,724
Grupo Financiero Banorte SAB de CV, Class O	10,372,756	67,247,272
Grupo Financiero Inbursa SAB de CV, Class O(a)(c)	8,893,400	18,116,227
Grupo Mexico SAB de CV, Series B	12,604,688	62,259,685
Grupo Televisa SAB, CPO	9,493,200	19,429,694
Industrias Penoles SAB de CV	580,313	6,824,697
Kimberly-Clark de Mexico SAB de CV, Class A	5,980,700	9,259,517
Operadora de Sites Mexicanos SA de CV(c)	5,591,500	7,404,003
Orbia Advance Corp. SAB de CV	4,115,434	11,051,583
Promotora y Operadora de Infraestructura SAB de CV	784,950	5,391,209
Wal-Mart de Mexico SAB de CV	20,848,200	77,087,651
		611,011,581
Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR	875,284	7,474,925
Credicorp Ltd.	282,348	39,636,012
Southern Copper Corp.	341,471	21,096,079
		68,207,016
Philippines — 0.8%
Aboitiz Equity Ventures Inc.	7,399,010	7,485,517
AC Energy Corp.	35,798,498	4,876,850
Ayala Corp.	981,616	13,044,200
Ayala Land Inc.	28,939,200	16,325,203
Bank of the Philippine Islands	6,784,974	12,802,571
BDO Unibank Inc.	7,895,221	20,085,503
Converge Information and Communications Technology Solutions Inc.(a)	9,010,600	4,557,975
Globe Telecom Inc.	111,155	5,140,298
GT Capital Holdings Inc.	370,102	3,543,920
International Container Terminal Services Inc.	4,226,450	17,493,991
JG Summit Holdings Inc.	12,084,443	12,537,321
Jollibee Foods Corp.	1,831,829	7,319,464
Manila Electric Co.	900,770	6,415,174
Metro Pacific Investments Corp.	47,788,500	3,353,609

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
Metropolitan Bank & Trust Co.	7,178,925	$7,522,036
Monde Nissin Corp.(a)(b)	24,285,800	6,860,985
PLDT Inc.	347,903	12,617,813
SM Investments Corp.	953,092	15,599,628
SM Prime Holdings Inc.	43,933,825	30,906,646
Universal Robina Corp.	3,563,470	7,336,193
		215,824,897
Poland — 0.6%
Allegro.eu SA (a)(b)(c)	1,404,618	8,232,108
Bank Polska Kasa Opieki SA	726,814	15,862,831
CD Projekt SA(c)	256,067	6,516,011
Cyfrowy Polsat SA	926,393	4,869,977
Dino Polska SA(a)(b)	201,117	14,059,270
KGHM Polska Miedz SA	564,325	19,221,955
LPP SA	4,493	10,798,555
mBank SA(a)	61,517	4,009,931
Orange Polska SA(a)	2,628,630	3,866,491
PGE Polska Grupa Energetyczna SA(a)	3,549,661	8,393,602
Polski Koncern Naftowy ORLEN SA	1,202,485	20,755,012
Polskie Gornictwo Naftowe i Gazownictwo SA	6,964,600	9,761,941
Powszechna Kasa Oszczednosci Bank Polski SA(a)	3,423,372	25,570,201
Powszechny Zaklad Ubezpieczen SA	2,305,058	17,474,777
Santander Bank Polska SA	144,095	8,688,716
		178,081,378
Qatar — 1.0%
Barwa Real Estate Co.	7,506,638	6,945,722
Commercial Bank PSQC (The)	8,411,887	16,262,943
Industries Qatar QSC	6,092,505	30,528,302
Masraf Al Rayan QSC	21,491,758	27,632,654
Mesaieed Petrochemical Holding Co.	18,940,341	14,052,289
Ooredoo QPSC	3,049,582	6,183,088
Qatar Electricity & Water Co. QSC	1,902,674	8,752,118
Qatar Fuel QSC	1,874,491	8,827,776
Qatar Gas Transport Co. Ltd.	10,508,733	10,766,812
Qatar International Islamic Bank QSC	2,892,031	8,393,601
Qatar Islamic Bank SAQ	6,428,461	40,747,176
Qatar National Bank QPSC	18,250,936	107,582,852
		286,675,333
Romania — 0.0%
NEPI Rockcastle S.A	1,799,415	11,296,559
Russia — 0.0%
Alrosa PJSC(d)	9,805,890	1,563
Gazprom PJSC(d)	43,696,315	6,964
Inter RAO UES PJSC(d)	121,651,300	19,387
LUKOIL PJSC(d)	1,533,792	245
Magnit PJSC, GDR(d)	1,230,782	37
MMC Norilsk Nickel PJSC(d)	233,757	37
Mobile TeleSystems PJSC, ADR(d)	1,581,331	15,813
Moscow Exchange MICEX-RTS PJSC(a)(d)	5,279,850	841
Novatek PJSC, GDR(d)	337,123	3,371
Novolipetsk Steel PJSC(d)	5,629,360	897
Ozon Holdings PLC, GDR(a)(d)	197,078	31
PhosAgro PJSC(d)	3,367	—
PhosAgro PJSC, GDR(d)	522,749	5,194
Polymetal International PLC(d)	1,312,267	209
Polyus PJSC(d)	126,490	20
Rosneft Oil Co. PJSC(d)	4,281,715	682
Security	Shares	Value

Russia (continued)
Sberbank of Russia PJSC(a)(d)	39,606,181	$6,312
Severstal PAO(d)	805,849	128
Surgutneftegas PJSC(d)	26,192,370	4,174
Tatneft PJSC(d)	5,175,395	825
TCS Group Holding PLC, GDR(a)(d)	445,207	71
United Co. RUSAL International PJSC(a)(d)	11,428,270	1,821
VK Co. Ltd.(a)(d)	404,870	65
VTB Bank PJSC(d)	11,783,971,998	1,878
X5 Retail Group NV, GDR(d)	424,766	68
Yandex NV(a)(d)	1,127,576	180
		70,813
Saudi Arabia — 4.5%
Abdullah Al Othaim Markets Co.	120,733	3,560,344
ACWA Power Co.(a)	288,842	12,029,628
Advanced Petrochemical Co.	529,269	8,254,497
Al Rajhi Bank	7,863,120	206,851,606
Alinma Bank	3,994,379	40,937,269
Almarai Co. JSC	947,994	13,853,708
Arab National Bank	2,413,007	20,132,744
Bank AlBilad(a)	2,036,463	27,175,663
Bank Al-Jazira	1,691,744	12,930,673
Banque Saudi Fransi	2,380,963	34,109,176
Bupa Arabia for Cooperative Insurance Co.	247,244	10,388,784
Co. for Cooperative Insurance (The)	10,975	174,589
Dar Al Arkan Real Estate Development Co.(a)	2,184,592	7,166,319
Dr Sulaiman Al Habib Medical Services Group Co.	339,102	19,330,004
Elm Co.	76,621	5,332,111
Emaar Economic City(a)	1,605,455	4,768,721
Etihad Etisalat Co.	1,514,845	15,858,891
Jarir Marketing Co.	224,152	9,683,983
Mobile Telecommunications Co.(a)	1,693,834	6,023,855
Mouwasat Medical Services Co.	201,613	11,740,436
National Industrialization Co.(a)	1,370,993	6,696,754
Rabigh Refining & Petrochemical Co.(a)	934,899	6,745,122
Riyad Bank	5,432,655	55,576,375
SABIC Agri-Nutrients Co.	861,964	33,759,281
Sahara International Petrochemical Co.	1,494,329	21,320,046
Saudi Arabian Mining Co.(a)	3,558,462	61,662,711
Saudi Arabian Oil Co.(b)	9,536,095	106,492,508
Saudi Basic Industries Corp.	3,571,798	109,121,805
Saudi British Bank (The)	3,653,084	40,584,060
Saudi Electricity Co.	3,302,618	21,381,056
Saudi Industrial Investment Group	1,497,750	12,175,313
Saudi Investment Bank (The)	1,857,670	11,095,003
Saudi Kayan Petrochemical Co.(a)	2,964,456	13,701,349
Saudi National Bank (The)	8,774,126	169,632,977
Saudi Research & Media Group(a)	147,297	9,771,335
Saudi Tadawul Group Holding Co.	114,932	7,146,285
Saudi Telecom Co.	2,391,457	65,532,287
Savola Group (The)	976,453	9,792,543
Yanbu National Petrochemical Co.	979,565	14,200,031
		1,246,689,842
Singapore — 0.0%
BOC Aviation Ltd.(b)(c)	876,900	7,232,689
South Africa — 3.7%
Absa Group Ltd.	3,213,707	37,753,478
African Rainbow Minerals Ltd.	488,692	8,140,519
Anglo American Platinum Ltd.	215,192	23,550,862
AngloGold Ashanti Ltd.	1,678,363	28,912,413

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Aspen Pharmacare Holdings Ltd.	1,546,053	$15,947,434
Bid Corp. Ltd.	1,346,105	28,834,505
Bidvest Group Ltd. (The)	1,130,442	15,763,862
Capitec Bank Holdings Ltd.	347,013	49,926,977
Clicks Group Ltd.	986,581	19,201,554
Discovery Ltd.(a)	2,007,665	18,669,184
Exxaro Resources Ltd.	1,031,068	14,623,352
FirstRand Ltd.	20,089,410	93,009,693
Foschini Group Ltd. (The)	1,321,031	11,963,274
Gold Fields Ltd.	3,607,714	34,546,734
Growthpoint Properties Ltd.	13,356,927	12,294,990
Harmony Gold Mining Co. Ltd.	2,268,092	7,642,367
Impala Platinum Holdings Ltd.	3,401,423	46,374,536
Kumba Iron Ore Ltd.	261,252	9,838,107
Mr. Price Group Ltd.	1,039,969	13,770,190
MTN Group Ltd.	6,804,589	73,347,014
MultiChoice Group	1,486,161	12,710,091
Naspers Ltd., Class N	866,597	94,399,235
Nedbank Group Ltd.	1,829,507	27,732,497
Northam Platinum Holdings Ltd.(a)	1,377,503	16,554,251
Old Mutual Ltd.	18,849,602	15,393,615
Pepkor Holdings Ltd.(b)	6,626,009	9,254,705
Reinet Investments SCA	561,606	11,397,438
Remgro Ltd.	2,072,667	19,945,300
Sanlam Ltd.	7,073,308	30,514,921
Sasol Ltd.(a)	2,277,016	59,552,215
Shoprite Holdings Ltd.	2,039,540	28,075,442
Sibanye Stillwater Ltd.	11,222,002	36,340,173
SPAR Group Ltd. (The)	734,777	7,200,873
Standard Bank Group Ltd.	5,341,827	61,031,406
Vodacom Group Ltd.	2,499,602	23,472,333
Woolworths Holdings Ltd.	4,039,597	14,375,349
		1,032,060,889
South Korea — 11.9%
Alteogen Inc.(a)(c)	117,519	5,449,785
Amorepacific Corp.(c)	117,109	15,427,724
AMOREPACIFIC Group	118,705	4,405,571
BGF retail Co. Ltd.	33,194	4,904,295
Celltrion Healthcare Co. Ltd.	343,162	17,085,422
Celltrion Inc.	394,077	50,955,610
Celltrion Pharm Inc.(a)(c)	69,031	4,544,851
Cheil Worldwide Inc.	292,495	6,129,524
CJ CheilJedang Corp.(c)	33,613	10,648,767
CJ Corp.	58,230	4,003,845
CJ ENM Co. Ltd.	43,321	4,147,176
CJ Logistics Corp.(a)	33,207	3,466,394
Coway Co. Ltd.(c)	229,500	13,205,374
DB Insurance Co. Ltd.(c)	186,896	9,774,541
Doosan Bobcat Inc.	219,887	6,720,508
Doosan Enerbility Co. Ltd.(a)(c)	1,615,669	26,949,280
Ecopro BM Co. Ltd.(c)	46,969	19,101,761
E-MART Inc.	81,155	7,575,469
F&F Co. Ltd./New	72,349	8,483,763
Green Cross Corp.	23,853	3,691,887
GS Engineering & Construction Corp.	261,646	8,383,339
GS Holdings Corp.	204,631	7,480,053
Hana Financial Group Inc.	1,177,910	47,108,503
Hankook Tire & Technology Co. Ltd.	289,387	8,302,224
Hanmi Pharm Co. Ltd.(c)	28,615	7,134,374
Hanon Systems(c)	737,062	6,787,150
Security	Shares	Value

South Korea (continued)
Hanwha Solutions Corp.(a)(c)	456,303	$14,325,405
HD Hyundai Co. Ltd.	198,605	10,001,524
HLB Inc.(a)	390,314	14,276,245
HMM Co. Ltd.(c)	1,079,667	28,225,391
Hotel Shilla Co. Ltd.(c)	132,162	8,291,686
HYBE Co. Ltd.(a)(c)	67,084	12,473,353
Hyundai Engineering & Construction Co. Ltd.	314,635	10,966,789
Hyundai Glovis Co. Ltd.	74,645	12,736,946
Hyundai Heavy Industries Co. Ltd.(a)	70,853	6,814,991
Hyundai Mobis Co. Ltd.	242,308	42,563,116
Hyundai Motor Co.	556,695	84,829,147
Hyundai Steel Co.(c)	364,309	12,088,760
Iljin Materials Co. Ltd.	94,790	6,874,783
Industrial Bank of Korea	1,017,719	9,254,614
Kakao Corp.	1,249,091	85,312,007
Kakao Games Corp.(a)(c)	141,657	7,106,050
KakaoBank Corp.(a)(c)	474,717	15,517,375
Kangwon Land Inc.(a)	388,136	8,797,276
KB Financial Group Inc.	1,574,568	76,954,604
Kia Corp.	1,054,367	72,736,642
Korea Aerospace Industries Ltd.(c)	304,901	12,907,602
Korea Electric Power Corp.(a)	1,021,420	19,245,970
Korea Investment Holdings Co. Ltd.	162,943	9,392,171
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	168,871	12,435,900
Korea Zinc Co. Ltd.(c)	36,394	17,426,758
Korean Air Lines Co. Ltd.(a)	699,810	16,416,384
Krafton Inc.(a)(c)	97,673	20,321,514
KT&G Corp.	429,122	29,444,545
Kumho Petrochemical Co. Ltd.(c)	73,619	9,487,868
L&F Co. Ltd.(a)(c)	93,138	19,503,158
LG Chem Ltd.	197,138	92,660,663
LG Corp.	369,518	23,833,312
LG Display Co. Ltd.(c)	918,805	12,853,323
LG Electronics Inc.	424,657	35,818,088
LG Energy Solution(a)(c)	84,788	30,421,285
LG Household & Health Care Ltd.(c)	36,682	21,662,955
LG Innotek Co. Ltd.	58,085	17,949,865
LG Uplus Corp.	842,106	9,414,492
Lotte Chemical Corp.	68,570	11,291,418
Lotte Shopping Co. Ltd.	47,707	3,901,828
Meritz Financial Group Inc.(c)	140,618	3,707,683
Meritz Fire & Marine Insurance Co. Ltd.	152,338	4,749,405
Meritz Securities Co. Ltd.	1,194,387	5,852,759
Mirae Asset Securities Co. Ltd.	1,069,467	7,020,191
NAVER Corp.	522,761	121,045,041
NCSoft Corp.	65,290	23,902,977
Netmarble Corp.(b)(c)	82,502	5,533,412
NH Investment & Securities Co. Ltd.	517,807	4,506,420
Orion Corp./Republic of Korea	96,904	7,602,422
Pan Ocean Co. Ltd.	1,098,437	6,719,995
Pearl Abyss Corp.(a)(c)	121,745	6,193,860
POSCO Chemical Co. Ltd.(c)	111,798	11,732,690
POSCO Holdings Inc.	313,912	72,965,529
S-1 Corp.	71,858	4,164,940
Samsung Biologics Co. Ltd.(a)(b)(c)	71,144	48,553,425
Samsung C&T Corp.(c)	330,063	32,137,746
Samsung Electro-Mechanics Co. Ltd.	225,059	27,964,535
Samsung Electronics Co. Ltd.	19,119,902	1,039,700,900
Samsung Engineering Co. Ltd.(a)(c)	646,656	12,784,834

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	120,656	$19,328,876
Samsung Heavy Industries Co. Ltd.(a)	2,521,090	12,047,973
Samsung Life Insurance Co. Ltd.	300,980	16,519,407
Samsung SDI Co. Ltd.	220,338	101,893,102
Samsung SDS Co. Ltd.	134,138	16,039,877
Samsung Securities Co. Ltd.	245,848	7,847,479
SD Biosensor Inc.(c)	149,355	6,018,987
Seegene Inc.(c)	148,305	5,318,995
Shinhan Financial Group Co. Ltd.	1,823,873	63,491,157
SK Biopharmaceuticals Co. Ltd.(a)(c)	125,153	8,747,083
SK Bioscience Co. Ltd.(a)(c)	92,193	10,060,786
SK Chemicals Co. Ltd.(c)	47,908	4,973,792
SK Hynix Inc.	2,178,346	188,804,284
SK IE Technology Co. Ltd.(a)(b)(c)	100,730	10,227,415
SK Inc.	148,413	29,612,392
SK Innovation Co. Ltd.(a)	221,715	38,410,930
SK Square Co. Ltd.(a)	397,437	15,082,275
SK Telecom Co. Ltd.	105,680	4,866,096
SKC Co. Ltd.	88,020	11,371,385
S-Oil Corp.	184,361	17,015,151
Woori Financial Group Inc.	2,059,228	24,801,710
Yuhan Corp.(c)	215,950	10,512,235
		3,348,233,144
Taiwan — 15.7%
Accton Technology Corp.(c)	2,033,000	16,088,401
Acer Inc.(c)	11,740,121	11,693,361
Advantech Co. Ltd.(c)	1,672,455	20,639,478
Airtac International Group(c)	568,526	18,505,909
ASE Technology Holding Co. Ltd.(c)	13,208,110	47,025,424
Asia Cement Corp.	9,276,077	14,143,644
ASMedia Technology Inc.	114,000	5,304,362
Asustek Computer Inc.(c)	2,803,968	32,828,881
AU Optronics Corp.(c)	32,661,000	20,058,411
Catcher Technology Co. Ltd.(c)	2,603,210	14,652,101
Cathay Financial Holding Co. Ltd.(c)	31,228,710	59,565,947
Chailease Holding Co. Ltd.(c)	5,273,889	40,580,286
Chang Hwa Commercial Bank Ltd.	18,837,369	11,724,171
Cheng Shin Rubber Industry Co. Ltd.(c)	6,905,128	8,427,521
China Airlines Ltd.(a)	10,996,000	10,266,722
China Development Financial Holding Corp.(c)	63,194,588	35,040,475
China Steel Corp.(c)	47,568,313	56,544,440
Chunghwa Telecom Co. Ltd.	15,048,410	65,401,956
Compal Electronics Inc.(c)	16,543,908	13,067,607
CTBC Financial Holding Co. Ltd.	70,167,772	65,159,904
Delta Electronics Inc.(c)	7,744,000	63,719,167
E Ink Holdings Inc.	3,533,000	24,571,991
E.Sun Financial Holding Co. Ltd.(c)	48,317,640	50,635,723
Eclat Textile Co. Ltd.(c)	773,427	13,156,083
eMemory Technology Inc.	263,000	13,805,775
Eva Airways Corp.(a)	10,099,000	11,864,803
Evergreen Marine Corp. Taiwan Ltd.	10,190,810	48,810,004
Far Eastern New Century Corp.	12,079,038	12,655,544
Far EasTone Telecommunications Co. Ltd.	6,530,000	17,876,794
Feng TAY Enterprise Co. Ltd.	1,754,137	11,361,178
First Financial Holding Co. Ltd.	41,843,901	39,254,938
Formosa Chemicals & Fibre Corp.(c)	13,942,090	39,272,585
Formosa Petrochemical Corp.(c)	4,505,000	14,981,878
Formosa Plastics Corp.	16,447,280	59,312,555
Fubon Financial Holding Co. Ltd.(c)	28,133,974	61,691,331
Giant Manufacturing Co. Ltd.	1,181,203	10,652,544
Security	Shares	Value

Taiwan (continued)
Globalwafers Co. Ltd.	866,000	$18,581,223
Hon Hai Precision Industry Co. Ltd.	49,556,873	192,147,809
Hotai Motor Co. Ltd.(c)	1,228,000	26,572,644
Hua Nan Financial Holdings Co. Ltd.	35,272,114	28,771,377
Innolux Corp.(c)	39,811,002	18,984,762
Inventec Corp.(c)	10,099,281	8,929,057
Largan Precision Co. Ltd.(c)	396,000	22,663,260
Lite-On Technology Corp.(c)	8,080,246	17,480,362
MediaTek Inc.	6,060,338	187,392,496
Mega Financial Holding Co. Ltd.	43,521,162	57,817,320
Micro-Star International Co. Ltd.(c)	2,708,000	12,485,543
momo.com Inc.	223,000	6,364,644
Nan Ya Plastics Corp.	19,089,160	55,837,437
Nan Ya Printed Circuit Board Corp.(c)	927,000	12,421,970
Nanya Technology Corp.(c)	4,795,000	10,943,154
Nien Made Enterprise Co. Ltd.	711,000	7,687,457
Novatek Microelectronics Corp.(c)	2,300,000	31,860,227
Parade Technologies Ltd.(c)	310,000	15,989,605
Pegatron Corp.(c)	7,753,414	18,503,332
Pou Chen Corp.	8,855,220	9,503,576
Powerchip Semiconductor Manufacturing Corp.	10,581,000	21,070,863
President Chain Store Corp.	2,245,000	21,246,929
Quanta Computer Inc.(c)	10,562,000	28,821,445
Realtek Semiconductor Corp.(c)	1,831,637	27,799,862
Ruentex Development Co. Ltd.(c)	4,910,161	12,974,001
Shanghai Commercial & Savings Bank Ltd. (The)	14,643,318	25,408,867
Shin Kong Financial Holding Co. Ltd.(c)	47,664,149	15,141,251
Silergy Corp.(c)	322,000	33,091,439
SinoPac Financial Holdings Co. Ltd.	42,644,626	26,534,825
Synnex Technology International Corp.(c)	5,608,834	13,495,270
Taishin Financial Holding Co. Ltd.	41,921,610	25,778,500
Taiwan Cement Corp.(c)	21,764,725	31,883,175
Taiwan Cooperative Financial Holding Co. Ltd.(c)	39,162,094	37,788,361
Taiwan High Speed Rail Corp.(c)	7,468,000	7,105,695
Taiwan Mobile Co. Ltd.	6,894,600	25,619,897
Taiwan Semiconductor Manufacturing Co. Ltd.	98,621,000	1,865,014,341
Unimicron Technology Corp.(c)	5,066,000	37,182,487
Uni-President Enterprises Corp.	19,029,839	44,033,311
United Microelectronics Corp.(c)	47,382,000	83,492,411
Vanguard International Semiconductor Corp.(c)	3,593,000	13,179,139
Voltronic Power Technology Corp.	266,000	13,443,484
Walsin Lihwa Corp.	9,585,000	15,553,953
Wan Hai Lines Ltd.(c)	2,480,600	13,277,577
Win Semiconductors Corp.(c)	1,308,000	10,099,910
Winbond Electronics Corp.	12,056,000	12,035,306
Wiwynn Corp.(c)	354,000	11,152,523
WPG Holdings Ltd.(c)	6,507,449	11,801,805
Yageo Corp.(c)	1,752,861	24,245,370
Yang Ming Marine Transport Corp.(a)(c)	7,028,000	29,846,232
Yuanta Financial Holding Co. Ltd.(c)	38,196,980	31,883,834
Zhen Ding Technology Holding Ltd.(c)	2,570,075	10,626,045
		4,401,907,257
Thailand — 1.9%
Advanced Info Service PCL, NVDR	4,795,300	30,376,668
Airports of Thailand PCL, NVDR(a)	16,820,700	34,268,114
Asset World Corp. PCL, NVDR	34,039,200	5,073,186
B Grimm Power PCL, NVDR(c)	3,512,700	3,534,055
Bangkok Commercial Asset Management PCL, NVDR	7,582,500	4,139,872
Bangkok Dusit Medical Services PCL, NVDR	41,045,000	30,877,826

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Bangkok Expressway & Metro PCL, NVDR	30,035,900	$8,021,586
Berli Jucker PCL, NVDR	4,974,200	5,264,426
BTS Group Holdings PCL, NVDR	30,396,900	7,897,095
Bumrungrad Hospital PCL, NVDR	1,979,500	10,093,895
Carabao Group PCL, NVDR(c)	1,339,000	4,314,295
Central Pattana PCL, NVDR(c)	8,145,900	15,274,310
Central Retail Corp. PCL, NVDR	7,584,634	8,416,440
Charoen Pokphand Foods PCL, NVDR	14,812,200	11,231,895
CP ALL PCL, NVDR	23,265,100	45,000,615
Delta Electronics Thailand PCL, NVDR	1,263,600	12,700,580
Electricity Generating PCL, NVDR	1,034,300	5,435,018
Energy Absolute PCL, NVDR(c)	6,878,700	18,001,066
Global Power Synergy PCL, NVDR	2,848,400	5,542,732
Gulf Energy Development PCL, NVDR	12,109,700	17,141,982
Home Product Center PCL, NVDR	24,164,514	10,488,066
Indorama Ventures PCL, NVDR	7,151,880	10,260,961
Intouch Holdings PCL, NVDR	4,636,525	9,687,063
JMT Network Services PCL, NVDR	1,618,700	3,665,963
Krung Thai Bank PCL, NVDR	14,193,500	6,258,561
Krungthai Card PCL, NVDR(c)	3,765,000	6,728,850
Land & Houses PCL, NVDR	32,777,100	8,571,281
Minor International PCL, NVDR(a)	12,704,220	12,977,853
Muangthai Capital PCL, NVDR(c)	3,026,700	4,347,522
Osotspa PCL, NVDR	5,972,600	6,054,872
PTT Exploration & Production PCL, NVDR	5,599,039	27,566,450
PTT Global Chemical PCL, NVDR	8,827,730	12,419,739
PTT Oil & Retail Business PCL, NVDR	12,065,800	9,758,816
PTT Public Company Ltd., NVDR	39,649,400	44,151,813
Ratch Group PCL, NVDR(c)	3,745,200	4,572,202
SCB X PCL, NVS	3,396,000	11,214,144
SCG Packaging PCL, NVDR(c)	5,411,300	8,963,637
Siam Cement PCL (The), NVDR	3,067,100	33,285,426
Srisawad Corp. PCL, NVDR(c)	2,890,000	4,679,419
Thai Oil PCL, NVDR	4,853,700	8,149,667
Thai Union Group PCL, NVDR	11,954,300	6,001,656
True Corp. PCL, NVDR	49,286,301	6,327,114
		538,736,731
Turkey — 0.3%
Akbank TAS	12,139,498	6,186,957
Aselsan Elektronik Sanayi Ve Ticaret AS(c)	2,554,114	3,803,940
BIM Birlesik Magazalar AS	1,758,592	8,844,823
Enka Insaat ve Sanayi AS	2	1
Eregli Demir ve Celik Fabrikalari TAS	5,807,573	12,083,716
Ford Otomotiv Sanayi AS	286,237	5,379,019
Haci Omer Sabanci Holding AS	4,071,320	5,266,847
KOC Holding AS	2,929,153	7,171,532
Turk Hava Yollari AO(a)	2,202,866	6,701,295
Turkcell Iletisim Hizmetleri AS	4,692,189	5,532,253
Turkiye Is Bankasi AS, Class C	6,173,285	4,067,594
Turkiye Petrol Rafinerileri AS(a)	528,920	8,581,087
Turkiye Sise ve Cam Fabrikalari AS	5,788,108	7,403,076
		81,022,140
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	11,271,798	30,654,515
Abu Dhabi Islamic Bank PJSC	6,094,064	13,821,278
Abu Dhabi National Oil Co. for Distribution PJSC	12,343,765	14,079,662
Aldar Properties PJSC	15,661,135	22,548,871
Dubai Islamic Bank PJSC	11,468,230	18,574,867
Emaar Properties PJSC	16,109,805	25,018,515
Security	Shares	Value

United Arab Emirates (continued)
Emirates NBD Bank PJSC	7,581,854	$27,140,827
Emirates Telecommunications Group Co. PJSC	13,938,780	115,044,745
First Abu Dhabi Bank PJSC	17,685,174	103,318,351
		370,201,631
Total Common Stocks — 97.0%
(Cost: $23,132,888,015)		27,208,715,568

Preferred Stocks

Brazil — 1.5%
Banco Bradesco SA, Preference Shares, NVS	21,457,535	92,556,514
Braskem SA, Class A, Preference Shares, NVS	777,472	7,279,777
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,095,841	9,599,028
Cia. Energetica de Minas Gerais, Preference Shares, NVS	5,723,562	14,030,257
Gerdau SA, Preference Shares, NVS	4,675,463	28,696,859
Itau Unibanco Holding SA, Preference Shares, NVS	19,232,535	105,863,824
Itausa SA, Preference Shares, NVS	18,359,791	37,047,563
Petroleo Brasileiro SA, Preference Shares, NVS	18,982,967	120,067,750
		415,141,572
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	579,631	61,912,779

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,812,310	20,334,407

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	25,014,400	3,986

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	89,686	6,732,664
Series 2, Preference Shares, NVS	138,564	10,267,920
LG Chem Ltd., Preference Shares, NVS	31,434	7,382,748
LG Household & Health Care Ltd., Preference Shares, NVS	8,029	2,614,760
Samsung Electronics Co. Ltd., Preference Shares, NVS	3,274,447	160,615,757
		187,613,849
Total Preferred Stocks — 2.5%
(Cost: $424,166,644)		685,006,593

Rights

South Korea — 0.0%
Ecopro BM Co. Ltd. (Expires 06/17/22)(a)(c)	2,596	324,185

Total Rights — 0.0%
(Cost: $0)		324,185

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	850,368,604	$850,368,604

Total Short-Term Securities — 3.0%
(Cost: $850,221,895)		850,368,604

Total Investments in Securities — 102.5%
(Cost: $24,407,276,554)		28,744,414,950

Liabilities in Excess of Other Assets — (2.5)%		(700,586,788)

Net Assets — 100.0%		$28,043,828,162

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$930,601,386	$—	$(79,880,307	)(a)	$(197,019)	$(155,456)	$850,368,604	850,368,604	$11,305,886	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	25,200,000	—	(25,200,000	)(a)	—	—	—	—	42,966		—
					$(197,019)	$(155,456)	$850,368,604		$11,348,852		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2,232	06/17/22	$118,664	$1,193,659

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,432,222,230	$23,761,762,899	$14,730,439	$27,208,715,568
Preferred Stocks	497,388,758	187,613,849	3,986	685,006,593
Rights	324,185	—	—	324,185
Money Market Funds	850,368,604	—	—	850,368,604
	$4,780,303,777	$23,949,376,748	$14,734,425	$28,744,414,950
Derivative financial instruments(a)
Assets
Futures Contracts	$1,193,659	$—	$—	$1,193,659

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company